Derivatives and Hedging Activities	12 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities	DERIVATIVES AND HEDGING ACTIVITIES

On October 1, 2018, the Company early adopted ASU 2017-12, Targeted Improvements to Accounting for Hedge Activities. This standard primarily impacts the accounting for derivatives designated as fair value and cash flow accounting hedges.

The following tables present the fair value, notional amount and balance sheet classification of derivative assets and liabilities at September 30, 2019 and September 30, 2018.

September 30, 2019	Derivative Assets			Derivative Liabilities
	Balance Sheet Location	Notional	Fair Value	Balance Sheet Location	Notional	Fair Value
	(In thousands)			(In thousands)
Client swap program hedges	Other assets	$425,607	$20,381	Other liabilities	$425,607	$20,381
Commercial loan fair value hedges	Other assets	—	—	Other liabilities	95,645	4,288
Mortgage loan fair value hedges	Other assets	200,000	1,608	Other liabilities	—	—
Borrowings cash flow hedges	Other assets	—	—	Other liabilities	700,000	7,877
		$625,607	$21,989		$1,221,252	$32,546

September 30, 2018	Derivative Assets			Derivative Liabilities
Interest rate contract purpose	Balance Sheet Location	Notional	Fair Value	Balance Sheet Location	Notional	Fair Value
	(In thousands)			(In thousands)
Client swap program hedges	Other assets	$395,396	$12,731	Other liabilities	$395,396	$12,731
Commercial loan fair value hedges	Other assets	97,927	3,857	Other liabilities	—	—
Borrowings cash flow hedges	Other assets	700,000	22,250	Other liabilities	—	—
		$1,193,323	$38,838		$395,396	$12,731

The Company enters into interest rate swaps to hedge interest rate risk. These arrangements include hedges of individual fixed rate commercial loans and also hedges of a specified portion of pools of prepayable fixed rate mortgage loans under the "last of layer" method. These relationships qualify as fair value hedges under FASB ASC 815, Derivatives and Hedging ("ASC 815"), which provides for offsetting of the recognition of gains and losses of the respective interest rate swap and the hedged items. Gains and losses on interest rate swaps designated in these hedge relationships, along with the offsetting gains and losses on the hedged items attributable to the hedged risk, are recognized in current earnings within the same income statement line item.

Upon electing to apply ASC 815 fair value hedge accounting, the carrying value of the hedged items are adjusted to reflect the cumulative impact of changes in fair value attributable to the hedged risk. The hedge basis adjustment remains with each hedged item until the hedged item is de-recognized from the balance sheet. The following table presents the impact of fair value hedge accounting on the carrying value of the hedged items at September 30, 2019.

(In thousands)	September 30, 2019
Balance sheet line item in which hedged item is recorded	Carrying value of hedged items	Cumulative gain (loss) fair value hedge adjustment included in carrying amount of hedged items
Loans receivable (1) (2)	$1,612,208	$(2,680)
	$1,612,208	$(2,680)

(1) Includes the amortized cost basis of the closed mortgage loan portfolios used to designate the hedging relationships in which the hedged items are the last layer expected to be remaining at the end of the hedging relationships. At September 30, 2019, the amortized cost basis of the closed loan portfolios used in the hedging relationships was $1,520,647,000, the cumulative basis adjustment associated with the hedging relationships was $1,608,000, and the amount of the designated hedged items was $200,000,000.

(2) Includes the amortized cost basis of commercial loans designated in fair value hedging relationships. At September 30, 2019, the amortized cost basis of the hedged commercial loans was $91,561,000 and the cumulative basis adjustment associated with the hedging relationships was $(4,288,000).

The Company has entered into interest rate swaps to convert certain short-term borrowings to fixed rate payments. The primary purpose of these hedges is to mitigate the risk of changes in future cash flows resulting from increasing interest rates. For qualifying cash flow hedges under ASC 815, gains and losses on the interest rate swaps are recorded in accumulated other comprehensive income ("AOCI") and then reclassified into earnings in the same period the hedged cash flows affect earnings and within the same income statement line item as the hedged cash flows. As of September 30, 2019, the maturities for hedges of adjustable rate borrowings ranged from less than one year to seven years, with the weighted average being 2.6 years.

The following table presents the impact of derivative instruments (cash flow hedges on borrowings) on AOCI for the periods presented.

(In thousands)	Twelve Months Ended September 30,
Amount of gain/(loss) recognized in AOCI on derivatives in cash flow hedging relationships	2019
Interest rate contracts:
Pay fixed/receive floating swaps on cash flow hedges of borrowings	$(28,519)
Total pre-tax gain/(loss) recognized in AOCI	$(28,519)

The following table presents the gains/(losses) on derivative instruments in fair value and cash flow accounting hedging relationships under ASC 815 for the period presented.

Twelve Months Ended September 30, 2019	Interest income on loans receivable	Interest expense on FHLB advances
	(In thousands)
Interest income/(expense), including the effects of fair value and cash flow hedges	$568,096	$(68,190)

Gain/(loss) on fair value hedging relationships:
Interest rate contracts
Amounts related to interest settlements on derivatives	$128
Recognized on derivatives	(6,504)
Recognized on hedged items	6,479
Net income/(expense) recognized on fair value hedges	$103

Gain/(loss) on cash flow hedging relationships:
Interest rate contracts
Amounts related to interest settlements on derivatives		$(2,823)
Amount of derivative gain/(loss) reclassified from AOCI into interest income/expense		—
Net income/(expense) recognized on cash flow hedges		$(2,823)

The Company periodically enters into certain interest rate swap agreements in order to provide commercial loan customers the ability to convert from variable to fixed interest rate payments, while the Company retains a variable rate loan. Under these agreements, the Company enters into a variable rate loan agreement and a swap agreement with the client. The swap agreement effectively converts the client’s variable rate loan into a fixed rate. The Company enters into a corresponding swap agreement with a third party in order to offset its exposure on the variable and fixed components of the client's swap agreement. The interest rate swaps are derivatives under ASC 815, with changes in fair value recorded in earnings. There was no net impact to the statement of operations for the years ended September 30, 2019 and 2018 as the changes in fair value of the receive fixed swap and pay fixed swap offset each other.

The following table presents the impact of derivative instruments (client swap program) that are not designated in accounting hedges under ASC 815 for the periods presented.

(In thousands)		Twelve Months Ended September 30,
Derivative instruments	Classification of gain/(loss) recognized in income on derivative instrument	2019
Interest rate contracts:
Pay fixed/receive floating swap	Other noninterest income	$(33,112)
Receive fixed/pay floating swap	Other noninterest income	33,112
		$—